Property and Equipment, Net - Schedule of Movement of Impairment for Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Beginning of year	$ 14,763	$ 15,110	$ 16,353
Addition
Exchange rate adjustment	(403)	(347)	(1,243)
End of year	$ 14,360	$ 14,763	$ 15,110